Financial risk management and financial instruments - Summary of Notional Principal of the Foreign Currency Exchange Contracts by Hedged Line Item in Statement of Operations (Details) - Cash Flow Hedges - Foreign Exchange Forwards
€ in Millions, £ in Millions, kr in Millions, kr in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 NOK (kr)	Dec. 31, 2025 SEK (kr)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 NOK (kr)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2024 USD ($)
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount in foreign currency		$ 841	£ 1,097	$ 712	kr 1,748	kr 2,966	$ 226		$ 732	£ 980	$ 682	kr 1,618	kr 2,715	$ 174
Revenue
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount in foreign currency	€ 1,743	533	689	446	1,065	1,811	135	€ 1,609	447	607	420	983	1,648	102
Cost of revenue
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount in foreign currency	€ 1,050	$ 308	£ 408	$ 266	kr 683	kr 1,155	$ 91	€ 1,014	$ 285	£ 373	$ 262	kr 635	kr 1,067	$ 72